PNC Capital Advisors, LLC

One East Pratt Street — 5th Floor

Baltimore, MD 21202

March 10, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:                             PNC Funds (File Nos. 033-00488 and 811-04416)

Ladies and Gentlemen:

On behalf of PNC Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for electronic submission via EDGAR are exhibits containing an XBRL interactive data file relating to the supplements filed on February 26, 2016 with the Securities and Exchange Commission pursuant to Rule 497(e) to the PNC Funds Prospectus, PNC Funds Statement of Additional Information, and the PNC Treasury Money Markey Fund Summary Prospectus, each dated September 28, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

No fees are required in connection with this filing.  Please direct any questions you may have with respect to this filing to me at (410) 237-5232.

Very truly yours,

/s/ Thomas R. Rus
Thomas R. Rus